Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 9.1%
6,322		ANZ Group Holdings Ltd.	$112,509	1.1
21,823		Aurizon Holdings Ltd.	57,040	0.5
6,681		Brambles Ltd.	56,812	0.5
4,971		Coles Group Ltd.	62,524	0.6
14,035		GPT Group	45,495	0.4
8,809		Insurance Australia Group Ltd.	30,592	0.3
25,350		Medibank Pvt Ltd.	52,811	0.5
1,946		Rio Tinto Ltd.	174,629	1.6
6,608		Suncorp Group Ltd.	58,741	0.6
7,925		Transurban Group - Stapled Security	77,698	0.7
1,632		Washington H Soul Pattinson & Co. Ltd.	33,239	0.3
5,129		Westpac Banking Corp.	86,300	0.8
4,954		Woodside Energy Group Ltd.	128,278	1.2
			976,668	9.1

		Belgium: 1.0%
784		Ageas SA/NV	38,276	0.4
206		Elia Group SA/NV	28,926	0.3
440		Groupe Bruxelles Lambert NV	37,640	0.3
			104,842	1.0

		China: 0.7%
20,500		BOC Hong Kong Holdings Ltd.	71,645	0.7

		Denmark: 1.7%
34		AP Moller - Maersk A/S - Class B	73,960	0.7
979		Novozymes A/S	50,944	0.5
2,618		Tryg A/S	60,078	0.5
			184,982	1.7

		Finland: 2.3%
844		Elisa OYJ	48,085	0.5
3,172		Nordea Bank Abp	37,082	0.3
861		Orion Oyj	46,128	0.4
1,766		Sampo OYJ	92,714	0.9
705		UPM-Kymmene OYJ	25,553	0.2
			249,562	2.3

		France: 6.5%
438		Air Liquide SA	69,741	0.7
411		BNP Paribas	28,228	0.3
1,990		Bouygues SA	65,558	0.6
749		Bureau Veritas SA	21,415	0.2
176		Dassault Aviation SA	30,054	0.3
984		Edenred	53,598	0.5
594		Eiffage SA	63,445	0.6
8,225		Orange SA	87,043	0.8
1,895		Sanofi	185,566	1.7
421		Thales S.A.	55,681	0.5
605		TotalEnergies SE	37,401	0.3
			697,730	6.5

		Germany: 6.8%
781		Allianz SE	186,747	1.7
1,169		Bayerische Motoren Werke AG	119,079	1.1
297		Deutsche Boerse AG	53,146	0.5
2,691		Deutsche Telekom AG	59,952	0.6
304		GEA Group AG	13,717	0.1
286		Hannover Rueck SE	58,077	0.5
1,363		Mercedes-Benz Group AG	101,423	1.0
180		Muenchener Rueckversicherungs-Gesellschaft AG	65,017	0.6
145		Rheinmetall AG	33,880	0.3
422		Symrise AG	44,863	0.4
			735,901	6.8

		Hong Kong: 4.3%
3,000		CK Infrastructure Holdings Ltd.	16,691	0.2
6,500		CLP Holdings Ltd.	48,294	0.5
20,000		HKT Trust & HKT Ltd. - Stapled Security	26,203	0.2
10,000		Link REIT	80,044	0.7
13,000		MTR Corp.	69,570	0.6
12,000		Power Assets Holdings Ltd.	67,898	0.6
24,000		SITC International Holdings Co. Ltd.	52,430	0.5
6,000		Sun Hung Kai Properties Ltd.	85,090	0.8
6,600		Swire Properties Ltd.	18,550	0.2
			464,770	4.3

		Ireland: 0.6%
1,033		DCC PLC	58,838	0.6

		Israel: 1.5%
8,102		Bank Leumi Le-Israel BM	71,600	0.7
217		Elbit Systems Ltd.	36,431	0.3
1,264		ICL Group Ltd.	10,036	0.1
1,325		Mizrahi Tefahot Bank Ltd.	43,766	0.4
			161,833	1.5

		Italy: 3.9%
7,154		ENI S.p.A.	110,087	1.0
225		Ferrari NV	56,224	0.5
6,816		Mediobanca Banca di Credito Finanziario SpA	73,271	0.7
5,568	(1)	Poste Italiane SpA	59,489	0.6
10,741		Snam SpA	54,709	0.5
8,878		Terna - Rete Elettrica Nazionale	70,241	0.6
			424,021	3.9

		Japan: 23.0%
4,500		Asahi Kasei Corp.	34,099	0.3
1,500		Bridgestone Corp.	56,000	0.5
1,500		Dai Nippon Printing Co., Ltd.	35,415	0.3
1,200		Daiwa House Industry Co., Ltd.	28,818	0.3
20,600		ENEOS Holdings, Inc.	73,752	0.7

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,700		Hankyu Hanshin Holdings, Inc.	$50,528	0.5
2,600		Idemitsu Kosan Co., Ltd.	65,002	0.6
8,200		Japan Post Bank Co. Ltd.	72,856	0.7
10,300		Japan Post Holdings Co. Ltd.	90,428	0.8
4,200		Japan Tobacco, Inc.	85,646	0.8
1,400		McDonald's Holdings Co. Japan Ltd.	55,310	0.5
2,200		Mitsubishi Chemical Holdings Corp.	12,345	0.1
11,200		Mitsubishi HC Capital, Inc.	57,167	0.5
25,400		Mitsubishi UFJ Financial Group, Inc.	186,052	1.7
8,200		Mizuho Financial Group, Inc.	128,088	1.2
2,600		MS&AD Insurance Group Holdings, Inc.	83,392	0.8
1,300		Nintendo Co., Ltd.	56,365	0.5
3,500		Nippon Steel Corp.	72,852	0.7
500		Nippon Telegraph & Telephone Corp.	14,993	0.1
300		Nitto Denko Corp.	19,391	0.2
1,800		Nomura Real Estate Holdings, Inc.	39,673	0.4
8,200		Obayashi Corp.	63,605	0.6
8,300		Oji Holdings Corp.	34,302	0.3
2,300		Ono Pharmaceutical Co., Ltd.	49,907	0.5
1,300		Otsuka Holdings Co. Ltd.	41,705	0.4
1,000		Secom Co., Ltd.	59,576	0.5
3,400		Sekisui House Ltd.	64,258	0.6
9,100		SoftBank Corp.	104,123	1.0
1,500		Sompo Holdings, Inc.	64,573	0.6
2,100		Subaru Corp.	34,506	0.3
4,900		Sumitomo Chemical Co., Ltd.	18,809	0.2
1,100		Sumitomo Corp.	19,745	0.2
3,600		Sumitomo Mitsui Financial Group, Inc.	156,460	1.5
2,300		Sumitomo Mitsui Trust Holdings, Inc.	83,786	0.8
4,200		Takeda Pharmaceutical Co., Ltd.	132,037	1.2
2,000		Tobu Railway Co., Ltd.	46,926	0.4
4,700		Tosoh Corp.	61,492	0.6
700		Trend Micro, Inc.	34,660	0.3
2,800		USS Co., Ltd.	46,055	0.4
2,500		Yamato Holdings Co., Ltd.	43,742	0.4
			2,478,439	23.0

		Netherlands: 3.8%
3,215		Koninklijke Ahold Delhaize NV	95,958	0.9
21,184		Koninklijke KPN NV	72,425	0.7
1,630		NN Group NV	70,820	0.7
1,561		OCI NV	53,137	0.5
2,016		Shell PLC	59,185	0.5
547		Wolters Kluwer NV	59,635	0.5
			411,160	3.8

		New Zealand: 0.3%
7,697		Spark New Zealand Ltd.	25,952	0.3

		Norway: 0.9%
332		Aker BP ASA	10,113	0.1
5,481		Telenor ASA	57,379	0.5
687		Yara International ASA	30,524	0.3
			98,016	0.9

		Portugal: 0.7%
5,660		Galp Energia SGPS SA	77,474	0.7

		Spain: 5.0%
2,051		ACS Actividades de Construccion y Servicios SA	60,696	0.6
313	(1),(2)	Aena SME SA	47,028	0.4
3,314		Enagas	59,424	0.6
2,659		Ferrovial SA - FERE	78,462	0.7
149	(2)	Iberdrola S.A.	1,748	0.0
8,982		Iberdrola S.A. - IBEE	105,374	1.0
973		Industria de Diseno Textil SA	30,378	0.3
3,604		Red Electrica Corp. SA	63,787	0.6
5,474		Repsol SA	89,920	0.8
			536,817	5.0

		Sweden: 0.2%
6,985		Telia Co. AB	18,040	0.2

		Switzerland: 8.7%
279		Baloise Holding AG	45,888	0.4
415		Banque Cantonale Vaudoise	39,449	0.4
21,374		Glencore PLC	143,139	1.3
1,488		Holcim AG	88,960	0.8
3,513		Novartis AG	317,607	3.0
72		Roche Holding AG-GENUSSCHEIN	22,476	0.2
391		Swiss Prime Site AG	34,841	0.3
144		Swisscom AG	85,083	0.8
329		Zurich Insurance Group AG	162,700	1.5
			940,143	8.7

		United Kingdom: 15.4%
14,673		Aviva PLC	82,753	0.8
8,023		BAE Systems PLC	84,932	0.8
35,057		BP PLC	211,753	2.0
4,345		British American Tobacco PLC	166,560	1.5
8,068		GSK PLC	141,715	1.3
36,301		HSBC Holdings PLC	267,478	2.5
3,371		Imperial Brands PLC	84,566	0.8
24,516		M&G PLC	61,224	0.6
9,347		National Grid PLC	118,827	1.1
3,484		NatWest Group PLC	13,292	0.1
8,310		Phoenix Group Holdings PLC	65,864	0.6
760		Reckitt Benckiser Group PLC	54,158	0.5
1,903		Relx PLC (GBP Exchange)	56,536	0.5
1,208		Smiths Group PLC	25,787	0.2
5,575		The Sage Group PLC	53,563	0.5

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
915	Unilever PLC	$46,451	0.4
1,014	Unilever PLC - ULVRL	51,612	0.5
5,358	United Utilities Group PLC	70,110	0.7
		1,657,181	15.4

	Total Common Stock
	(Cost $9,754,470)	10,374,014	96.4

EXCHANGE-TRADED FUNDS: 2.4%
5,357	iShares MSCI EAFE Value Index ETF	265,921	2.4

	Total Exchange-Traded Funds
	(Cost $237,868)	265,921	2.4

PREFERRED STOCK: 0.5%
	Germany: 0.5%
765	Henkel AG & Co. KGaA	54,544	0.5

	Total Preferred Stock
	(Cost $68,532)	54,544	0.5

RIGHTS: 0.0%
	Spain: 0.0%
2,051	(2) ACS Actividades de Construccion y Servicios SA	1,041	0.0

	Total Rights
	(Cost $1,069)	1,041	0.0

	Total Long-Term Investments
	(Cost $10,061,939)	10,695,520	99.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
18,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.230%
	(Cost $18,000)	18,000	0.2

	Total Short-Term Investments
	(Cost $18,000)	18,000	0.2

	Total Investments in Securities (Cost $10,079,939)	$10,713,520	99.5
	Assets in Excess of Other Liabilities	49,354	0.5
	Net Assets	$10,762,874	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Financials	28.4%
Industrials	13.9
Materials	8.8
Health Care	8.7
Energy	8.3
Utilities	6.6
Consumer Staples	6.5
Communication Services	6.1
Consumer Discretionary	5.2
Real Estate	3.1
Exchange-Traded Funds	2.4
Information Technology	1.3
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$976,668	$–	$976,668
Belgium	–	104,842	–	104,842
China	–	71,645	–	71,645
Denmark	–	184,982	–	184,982
Finland	–	249,562	–	249,562
France	–	697,730	–	697,730
Germany	–	735,901	–	735,901
Hong Kong	–	464,770	–	464,770
Ireland	–	58,838	–	58,838
Israel	–	161,833	–	161,833
Italy	–	424,021	–	424,021
Japan	–	2,478,439	–	2,478,439
Netherlands	–	411,160	–	411,160
New Zealand	–	25,952	–	25,952
Norway	–	98,016	–	98,016
Portugal	–	77,474	–	77,474
Spain	–	536,817	–	536,817
Sweden	–	18,040	–	18,040
Switzerland	–	940,143	–	940,143
United Kingdom	–	1,657,181	–	1,657,181
Total Common Stock	–	10,374,014	–	10,374,014
Exchange-Traded Funds	265,921	–	–	265,921
Preferred Stock	–	54,544	–	54,544
Rights	1,041	–	–	1,041
Short-Term Investments	18,000	–	–	18,000
Total Investments, at fair value	$284,962	$10,428,558	$–	$10,713,520

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,131,566.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$992,889
Gross Unrealized Depreciation	(408,462)
Net Unrealized Appreciation	$584,427